Share Options Outstanding - Summary Of Share Appreciation Rights Outstanding (Detail) - Stock Appreciation Rights (SARs) [Member]	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares
Schedule Of Share Based Compensation Stock Appreciation Rights Award Activity [Line Items]
Balance of shares subject to options at beginning of year - Weighted average fair value of the rights | (per share)	$ 8.74	$ 8.74	$ 2.5	$ 2.46		$ 2.46
Rights granted -Weighted average fair value of the rights | $ / shares				8.76		0
Balance at reporting date - Weighted average fair value of the rights | (per share)			$ 8.74	8.74	$ 2.5	$ 2.46
Converted to DCFC Shares-Weighted average fair value of the rights | $ / shares				$ 10
Balance of shares subject to options at beginning of year	1,611,528	1,611,528	27,451	27,451	27,451	27,451
Rights granted - No of shares	100,000	100,000	1,584,077	1,584,077	0	0
Rights exercised - No of shares	(1,449,677)	(1,449,677)
Balance at reporting date of shares	261,851	261,851	1,611,528	1,611,528	27,451	27,451
Converted to DCFC Shares - No of shares	326,211	326,211